Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 557,152	R$ 389,799
Acquisitions	28,211	23,861
Acquisitions - corporate reorganization		140,952
Disposals	(27,941)	(10,793)
Transfers	70
(-) Depreciation / amortization	(23,078)	(23,222)	R$ (15,027)
Effect of conversion	(1,134)	26,232
Net book balance	548,717	557,152	389,799
At June 30, 2018
Total cost	659,954	660,748
Accumulated depreciation	(111,237)	(103,596)
Net book balance	548,717	557,152	389,799
Land - Farms [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	425,079	300,487
Acquisitions	718	2,231
Acquisitions - corporate reorganization		113,158
Disposals	(14,416)	(10,676)
Transfers
(-) Depreciation / amortization
Effect of conversion	(820)	19,879
Net book balance	410,561	425,079	300,487
At June 30, 2018
Total cost	410,561	425,079
Accumulated depreciation
Net book balance	410,561	425,079	300,487
Buildings and improvements [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	32,252	26,369
Acquisitions	92	152
Acquisitions - corporate reorganization		4,141
Disposals	(2,098)	(116)
Transfers	10,641	1,979
(-) Depreciation / amortization	(1,268)	(983)
Effect of conversion	39	710
Net book balance	39,658	32,252	26,369
At June 30, 2018
Total cost	48,599	39,925
Accumulated depreciation	(8,941)	(7,673)
Net book balance	R$ 39,658	R$ 32,252	26,369
Buildings and improvements [Member] | Bottom of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	4.00%	4.00%
Buildings and improvements [Member] | Top of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	20.00%	20.00%
Opening of area [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 49,474	R$ 53,021
Acquisitions	408	1,390
Acquisitions - corporate reorganization
Disposals	(10,662)
Transfers	45,726	6,943
(-) Depreciation / amortization	(6,373)	(11,916)
Effect of conversion	259	36
Net book balance	78,832	49,474	53,021
At June 30, 2018
Total cost	181,128	145,397
Accumulated depreciation	(102,296)	(95,923)
Net book balance	R$ 78,832	R$ 49,474	53,021
Opening of area [Member] | Bottom of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	10.00%	10.00%
Opening of area [Member] | Top of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	20.00%	20.00%
Total in operation [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 506,805	R$ 379,877
Acquisitions	1,218	3,773
Acquisitions - corporate reorganization		117,299
Disposals	(27,176)	(10,792)
Transfers	56,367	8,922
(-) Depreciation / amortization	(7,641)	(12,899)
Effect of conversion	(522)	20,625
Net book balance	529,051	506,805	379,877
At June 30, 2018
Total cost	640,288	610,401
Accumulated depreciation	(111,237)	(103,596)
Net book balance	529,051	506,805	379,877
Construction in progress [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	50,347	9,922
Acquisitions	26,993	20,088
Acquisitions - corporate reorganization		23,653
Disposals	(765)	(1)
Transfers	(56,297)	(8,922)
(-) Depreciation / amortization
Effect of conversion	(612)	5,607
Net book balance	19,666	50,347	9,922
At June 30, 2018
Total cost	19,666	50,347
Accumulated depreciation
Net book balance	R$ 19,666	R$ 50,347	R$ 9,922